Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Provisions [abstract]
Disclosure of changes in provisions
Details of provisions

(in thousands of euros)	As of December 31, 2020	Increases	Decreases(1)	As of June 30, 2021
Lump-sum retirement benefits	414	42	—	457
Non-current provisions	414	42	—	457
Provisions for disputes	40	390	—	430
Provision for charges	—	—	—	—
Current provisions	40	390	—	430
Total provisions	454	432	—	887
(1)See Statement of consolidated cash flows and Note 16.4 Depreciation, amortization and provision expenses for the nature of these decreases
Disclosure of commitments for retirement benefits
Commitments for retirement benefits

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Provision as of beginning of period	414	331
Cost of services	42	76
Discounting costs	1	3
Expense for the period	43	79
Actuarial gains or losses recognized in other comprehensive income	—	4
Provision as of the end of period	457	414

Disclosure of assumptions used to measure retirement benefits
The assumptions used to measure lump-sum retirement benefits are as follows:

Measurement date	June 30, 2021	December 31, 2020
Retirement assumptions	Executive: Age 66 Non-Executive: Age 64	Executive: Age 66 Non-Executive: Age 64
Social security contribution rate	44%	44%
Discount rate	0.33%	0.33%
Mortality tables	Regulatory table INSEE 2014 -2016	Regulatory table INSEE 2014 -2016
Salary increase rate (including inflation)	Executive: 3% Non-Executive: 2.5%	Executive: 3% Non-Executive: 2.5%
Staff turnover	Constant average rate of 5.86%	Constant average rate of 5.86%
Duration	17 years	17 years